Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 106,706
Lessee, Operating Lease, Liability, Payments, Due Year Two	81,143
Lessee, Operating Lease, Liability, Payments, Due Year Three	31,167
Lessee, Operating Lease, Liability, Payments, Due Year Four	9,227
Lessee, Operating Lease, Liability, Payments, Due Year Five	5,713
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	233,956
Operating Lease, Liability, Current	61,431	$ 0
Operating Lease, Liability, Noncurrent	87,171	$ 0
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	69,617
Lessee, Operating Lease, Liability, Payments, Due Year Two	54,195
Lessee, Operating Lease, Liability, Payments, Due Year Three	22,978
Lessee, Operating Lease, Liability, Payments, Due Year Four	9,227
Lessee, Operating Lease, Liability, Payments, Due Year Five	5,713
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	161,730
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	13,128
Operating Lease, Liability	148,602
Operating Lease, Liability, Current	61,431
Operating Lease, Liability, Noncurrent	87,171
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	37,089
Lessee, Operating Lease, Liability, Payments, Due Year Two	26,948
Lessee, Operating Lease, Liability, Payments, Due Year Three	8,189
Lessee, Operating Lease, Liability, Payments, Due Year Four	0
Lessee, Operating Lease, Liability, Payments, Due Year Five	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	$ 72,226